Rule 497(k)
File No. 333-140895

First Trust Exchange-Traded AlphaDEX® Fund

(the “Trust”)

First Trust Multi Cap Value AlphaDEX® Fund

First Trust Large Cap Core AlphaDEX® Fund

First Trust Mid Cap Core AlphaDEX® Fund

First Trust Small Cap Core AlphaDEX® Fund

First Trust Large Cap Growth AlphaDEX® Fund

First Trust Large Cap Value AlphaDEX® Fund

First Trust Multi Cap Growth AlphaDEX® Fund

First Trust Financials AlphaDEX® Fund

First Trust Energy AlphaDEX® Fund

First Trust Consumer Staples AlphaDEX® Fund

First Trust Health Care AlphaDEX® Fund

First Trust Utilities AlphaDEX® Fund

First Trust Industrials/Producer Durables AlphaDEX® Fund

First Trust Materials AlphaDEX® Fund

First Trust Consumer Discretionary AlphaDEX® Fund

First Trust Technology AlphaDEX® Fund

(each, a “Fund”)

Supplement To each Fund’s Prospectus, Summary Prospectus
and Statement of Additional Information

November 1, 2022

Notwithstanding anything to the contrary in each Fund’s prospectus, summary prospectus or statement of additional information, effective November 1, 2022, as approved by the Trust’s Board of Trustees, the management fee paid to First Trust Advisors L.P. (the “Advisor”) will be reduced at certain levels of a Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:

Management Fee	Breakpoints
0.5000%	Fund net assets up to and including $2.5 billion
0.4875%	Fund net assets greater than $2.5 billion up to and including $5 billion
0.4750%	Fund net assets greater than $5 billion up to and including $7.5 billion
0.4625%	Fund net assets greater than $7.5 billion up to and including $10 billion
0.4500%	Fund net assets greater than $10 billion up to and including $15 billion
0.4250%	Fund net assets greater than $15 billion

The Advisor and the Trust, on behalf of the Funds, had previously entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement (the “Agreement”) pursuant to which the Advisor has agreed to waive a portion of its management fees and/or reimburse Fund expenses to the extent that the operating expenses of a Fund exceed a certain level as described in the Fund’s prospectus. In connection with the introduction of the breakpoints discussed above, by amendment of the Agreement, the Advisor has agreed to remove its ability to recover previous expenses borne and fees waived under the Agreement.

Please Keep this Supplement with your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference